UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM NQ

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09152

The STAAR Investment Trust

(Exact name of registrant as specified in charter)

604 McKnight Park Dr., Pittsburgh, PA 15237

 (Address of principal executive offices) (Zip code)

Andre Weisbrod

The STAAR Investment Trust

604 McKnight Park Drive

Pittsburgh, PA 15237

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 367-9076

Date of fiscal year end: December 31

Date of reporting period: September 30 ,2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Staar General Bond Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 87.45%

Automobile Manufacturing - 1.72%
25,000	BMW Bk N.Am Salt LK CD, 1.250%, 03/12/2018	$ 25,200

Banks-Domestic MTN - 1.71%
25,000	Credit Suisse Nassau, 2.00%, 08/31/2021	25,007

Banking-Global - 1.38%
20,000	CorpBanca, 3.125%, 01/15/2018	20,249

Chemicals Domestic - 1.71%
25,000	Dow Chemical Co. Sr, 1.900%, 03/15/2018	24,936

Commerce-Banks Central US - 10.36%
50,000	GE Capital Retail Bank CD, 1.750%, 04/05/2017	50,170
50,000	GE Capital Retail Bank CD, 1.500%, 03/28/2018	50,477
50,000	GE Capital Retail Bank CD, 2.000%, 04/13/2018	50,863
		151,510
Commerce-Banks Eastern US - 15.15%
25,000	CIT Bank CD, 1.650%, 12/05/2019	25,000
50,000	Discover Bank CD, 1.450%, 03/01/2017	50,185
40,000	Discover Bank CD, 1.750%, 04/04/2017	40,237
35,000	Goldman Sachs Bank CD, 1.600%, 03/11/2019	35,470
50,000	Goldman Sachs Bank CD, 1.700%, 02/08/2017	50,204
20,000	Goldman Sachs Bank CD, 2.000%, 06/04/2019	20,462
		221,558
Commercial Service-Finance - 5.18%
25,000	Air Lease Corp., 2.125%, 01/15/2018	25,125
50,000	GATX Corp., 2.500%, 07/30/2019	50,645
		75,770
Diversified Banking Institution - 10.16%
25,000	Goldman Sachs Group, Inc., 2.000%, 05/13/2020	24,491
25,000	Goldman Sachs Group, Inc., 2.250%, 08/31/2026	24,955
50,000	Royal Bank of Canada, 2.000%, 01/29/2021	50,135
50,000	Royal Bank of Canada, 2.250%, 03/19/2021	48,940
		148,521
Electric & Other Services Combined - 1.37%
20,000	ABB Fin USA, Inc., 1.625%, 05/08/2017	20,043

Finance-Auto Loans - 5.13%
25,000	Ford Motor Credit Co., 1.684%, 09/08/2017	25,018
25,000	Ford Motor Credit Co., 2.900%, 03/20/2019	24,872
25,000	Ford Motor Credit Co., 3.500%, 03/20/2021	25,123
		75,013
Finance-Investor Broker Banker - 1.71%
25,000	Jefferies Group, LLC, 3.000%, 8/26/2024	24,953

Food & Beverage - 3.09%
25,000	Beam, Inc., 1.750%, 06/15/2018	25,056
20,000	Conagra Foods, Inc., 1.900%, 01/25/2018	20,117
		45,173
Gold & Silver Ores - 1.72%
25,000	Goldcorp., Inc., 2.125%, 03/15/2018	25,081

Integrated Oils - 3.87%
25,000	ConocoPhillips Co., 2.875%, 11/15/2021	25,685
30,000	Petrobras International Fin, 5.875%, 03/01/2018	30,900
		56,585
Oil & Gas Field Machinery & Equipment - 2.41%
35,000	Transocean, Inc., 6.000%, 03/15/2018	35,175

Media Diversified - 5.14%
75,000	Viacom, Inc., 2.200%, 04/01/2019	75,164

Medical-HMO - 1.71%
25,000	Catholic Health Init, 1.600%, 11/01/2017	25,049

Metal Mining - 1.34%
20,000	Teck Resources, Ltd., 2.500%, 02/01/2018	19,625

Services-High School - 3.47%
50,000	Jefferson Union School, 2.000%, 08/01/2018	50,691

Short Term Corprate - 5.31%
20,000	Deutsche Bank AG, 2.250% 09/15/2018	18,474
35,000	Deutsche Bank AG, 2.850%, 05/10/2019	34,247
25,000	Devon Energy Corp., 1.1925%, 12/15/2016	24,969
		77,690
Telephone-Integrated - 2.09%
30,000	CenturyLink, Inc., 6.000%, 04/01/2017	30,600

Water, Sewer, Pipeline - 1.72%
25,000	Kinder Morgan Energy Partners LP, 2.650%, 02/01/2019	25,210

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,273,194) - 87.45%		1,278,803

EXCHANGE TRADED FUNDS - 8.80%

600	iShares TIPS Bond ETF *	69,894
1,000	SPDR Barclays Short Term Treasury ETF	30,550
150	Vanguard Short-Term Corp Bond Index ETF	12,082
300	Vanguard Mortgage-Backed Securities ETF	16,188

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $118,638) - 8.80%		128,714

REVENUE BONDS - 0.80%
50,000	Puerto Rico Gvt Dev BK 3.875%, 02/01/2017	11,752

TOTAL FOR REVENUE BONDS (Cost $50,008) - 0.80%		11,752

SHORT TERM INVESTMENTS - 2.48%
36,232	Federated Prime Obligation Fund-Institutional Shares 0.42% * (Cost $36,232)	36,232

TOTAL INVESTMENTS (Cost $1,478,073) ** - 99.53%		$ 1,455,501

OTHER ASSETS LESS LIABILITIES - 0.47%		6,891

NET ASSETS - 100.00%		$ 1,462,392

* Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

** At September 30, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,477,739 amounted to $22,240, which consisted of aggregate gross unrealized appreciation of $21,286 and aggregate gross unrealized depreciation of $43,526.

NOTES TO FINANCIAL STATEMENTS
Staar General Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,477,739 amounted to $22,240, which consisted of aggregate gross unrealized appreciation of $21,286 and aggregate gross unrealized depreciation of $43,526.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$128,714	$0	$0	$128,714
Convertible Bonds	$0	$1,278,803	$0	$1,278,803
Revenue Bonds	$11,752	$0	$0	$11,752
Cash Equivalents	$36,232	$0	$0	$36,232
Total	$176,698	$1,278,803	$0	$1,455,501

	Staar Short-Term Bond Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

CORPORATE/GOVERNMENT BONDS - 56.91%

Aerospace & Defense - 4.82%
65,000	L-3 Communications Corp., 1.500%, 05/28/2017	$ 65,049

Banking - 5.94%
30,000	Barclays BK Delaware CD, 1.150%, 07/03/2017	30,113
50,000	Sallie Mae/Salt Lake CD, 1.200%, 11/07/2016	50,034
		80,147
Banks-Domestic MTN - 1.85%
25,000	Credit Suisse NY MTN, 1.375%, 05/26/2017	24,973

Commerce-Banks Eastern US - 1.89%
25,000	Discover Bank CD, 2.050%, 10/09/2018	25,514

Commerce-US Banks Domestic - 12.94%
20,000	GE Capital Retail Bank CD, 1.150%, 05/23/2017	20,066
50,000	GE Capital Retail Bank CD, 1.050%, 02/28/2017	50,125
25,000	Goldman Sachs Bank USA CD, 1.000%, 02/06/2017	25,041
49,000	Goldman Sachs Bank USA CD, 1.050%, 04/17/2017	49,143
30,000	Synchrony Bank CD, 1.100%, 06/13/2017	30,104
		174,479
Commercial Services-Finance - 4.09%
30,000	Air Lease Corp. 2.125%, 01/15/2018	30,150
25,000	GATX Corp. SR NT 1.25%, 03/4/2017	24,983
		55,133
Communications Services, NEC - 2.97%
40,000	AT&T, Inc., 1.400%, 12/01/2017	40,011

Home Improvement - 1.86%
25,000	Whirlpool Corp. SR Global, 1.350%, 03/01/2017	25,015

Intermediate US Government/Government Agency - 1.86%
25,000	Fifth Third Bancorp, 1.0666%, 12/20/2016	25,014

Large Co. Stocks - 2.92%
40,000	EMC Corp., 1.875%, 06/01/2018	39,367

Oil & Gas Field Services, NEC - 2.22%
30,000	FMC Technologies, Inc., 2.000%, 10/01/2017	29,884

Services-Health Services - 1.85%
25,000	AmerisourceBergen Corp., 1.150%, 05/15/2017	24,984

Services-High School - 3.72%
50,000	Jefferson Union HS, 1.450%, 08/01/2017	50,135

Short Term Corporate - 7.98%
20,000	Deutsche Bank AG, 2.25%, 09/15/2018	18,474
40,000	Deutsche Bank AG, 2.85%, 05/10/2019	39,139
50,000	Devon Energy Corp., 1.1925%, 12/15/2016	49,938
		107,551

TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $768,998) - 56.91%		$ 767,256

EXCHANGE TRADED FUNDS - 3.58%

600	Vanguard Short-Term Corp Bond Index Fund ETF	48,330

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $47,899) - 3.58%		$ 48,330

SHORT TERM INVESTMENTS - 39.17%
528,043	Federated Prime Obligations Fund-Institutional Shares 0.42% * (Cost $528,043)	528,043

TOTAL INVESTMENTS (Cost $1,344,939) ** - 99.66%		1,343,629

OTHER ASSETS LESS LIABILITIES - 0.34%		4,540

NET ASSETS - 100.00%		$ 1,348,169

* Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,344,616 amounted to $987, which consisted of aggregate gross unrealized appreciation of $2,846 and aggregate gross unrealized depreciation of $3,833.

NOTES TO FINANCIAL STATEMENTS
Staar Short-Term Bond Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,344,616 amounted to $987, which consisted of aggregate gross unrealized appreciation of $2,846 and aggregate gross unrealized depreciation of $3,833.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,330	$0	$0	$48,330
Convertible Bonds	$0	$767,256	$0	$767,256
Cash Equivalents	$528,043	$0	$0	$528,043
Total	$576,373	$767,256	$0	$1,343,629

	Staar Larger Company Stock Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 12.63%

Beverages - 1.00%
250	PepsiCo, Inc.	$ 27,192

Communications Services, NEC - 0.45%
300	AT&T, Inc.	12,183

Converted Paper & Paperboard Products - 0.97%
210	Kimberly Clark Corp.	26,489

Electric Services - 2.27%
900	PPL Corp.	31,113
600	Southern Co.	30,780
		61,893
Electronic Computers - 0.41%
100	Apple, Inc.	11,305

Heavy Construction Other Than Blgs Const - Contractors - 0.19%
100	Jacobs Engineering Group, Inc. *	5,172

Men's and Boys' Furnishings, Work Clothing, & Allied Garment - 1.44%
700	V.F. Corp.	39,235

Pharmaceutical Preparations - 1.22%
150	Johnson & Johnson	17,720
300	Zoetis, Inc.	15,603
		33,323
Retail-Variety Stores - 1.12%
200	Costco Wholesale Corp.	30,502

Semiconductors & Related Devices - 1.82%
800	Microchip Technology, Inc.	49,712

Services- Computer Processing & Data Preparation - 0.23%
1,500	Zix Corp. *	6,150

Services- Computer Programming, Data Processing, ETC. - 0.57%
20	Alphabet, Inc. *	15,546

Telephone Communications - 0.95%
500	Verizon Communications, Inc.	25,990

TOTAL FOR COMMON STOCK (Cost $234,296) - 12.63%		$ 344,692

EXCHANGE TRADED FUNDS - 24.74%

1,800	Consumer Staples Select Sector SPDR ETF	$ 95,778
1,400	First Trust Ise Cloud Computing Index ETF	47,837
300	iShares Core S&P 500 ETF	65,268
50	iShares NASDAQ Biotechnology ETF	14,473
1,900	iShares Russell Midcap Growth Index Fund ETF	185,003
250	iShares U.S. Healthcare ETF	37,552
400	iShares U.S. Medical Devices ETF	58,156
200	iShares U.S. Real Estate ETF	16,128
300	iShares U.S. Technology ETF	35,700
150	PowerShares QQQ Trust, Series 1 ETF	17,808
300	ProShares S&P500 Dividend Aristocrats ETF	16,299
400	ProShares Short S&P500 ETF *	15,228
500	PureFunds ISE Cyber Security ETF	13,950
200	Vanguard Dividend Appreciation ETF	16,786
450	Vanguard REIT Index ETF	39,033

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $716,480) - 24.74%		$ 674,999

OPEN-END MUTUAL FUNDS - 52.08%

6,002	AF Fundamental Investors Fund Class F-1	$ 323,697
9,384	AMG Yacktman Service *	211,792
11,060	Brown Advisory Growth Equity Fund Institutional *	218,321
6,200	Franklin Rising Dividends Fund Class-A	331,514
2,877	Mairs & Power Growth Fund *	335,742

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $662,548) - 52.08%		$ 1,421,066

REAL ESTATE INVESTMENT TRUSTS - 2.22%

400	American Tower Corp.	$ 45,332
400	HCP, Inc.	15,180

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $41,418) - 2.22%		$ 60,512

SHORT TERM INVESTMENTS - 7.03%
191,919	Federated Prime Obligations Fund-Institutional Shares 0.42% ** (Cost $191,919)	191,919

TOTAL INVESTMENTS (Cost $1,606,829) - 98.70%		2,693,188

OTHER ASSETS LESS LIABILITIES - 1.30%		35,429

NET ASSETS - 100.00%		$ 2,728,617

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

*** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,606,829 amounted to $1,086,359, which consisted of aggregate gross unrealized appreciation of $1,089,288 and aggregate gross unrealized depreciation of $2,929.

NOTES TO FINANCIAL STATEMENTS
Staar Larger Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,606,829 amounted to $1,086,359, which consisted of aggregate gross unrealized appreciation of $1,089,288 and aggregate gross unrealized depreciation of $2,929.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$344,692	$0	$0	$344,692
Exchange Traded Funds	$674,999	$0	$0	$674,999
REIT	$60,512	$0	$0	$60,512
Mutual Funds	$1,421,066	$0	$0	$1,421,066
Cash Equivalents	$191,919	$0	$0	$191,919
Total	$2,693,188	$0	$0	$2,693,188

	Staar Smaller Company Stock Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 3.20%

Footwear, (No Rubber) - 0.24%
200	Steve Madden Ltd. *	$ 6,912

Miscellaneous Food Preparation - 1.45%
4,500	Inventure Foods, Inc. *	42,300

Perfumes, Cosmetics & Other Toiletries - 0.30%
600	United Guardian, Inc. *	8,801

Services-Computer Processing & Data Preparation - 0.56%
4,000	Zix Corp. *	16,400

Telephone Communications - 0.17%
3,000	Fusion Telecommunications International, Inc. *	4,950

Wholesale-Hardware & Plumbing - 0.48%
100	Watsco, Inc.	14,090

TOTAL FOR COMMON STOCK (Cost $79,220) - 3.20%		$ 93,453

EXCHANGE TRADED FUNDS - 47.79%

300	Guggenheim S&P SmallCap 600 Pure Growth ETF	26,745
2,575	iShares MicroCap ETF	200,876
200	iShares Russell 200 Index Fund ETF	24,842
750	iShares Russell 2000 Value Fund ETF	78,562
4,500	iShares S&P Smallcap 600 Growth ETF	617,040
300	ProShares Short Russell 2000 ETF *	16,131
300	WisdomTree Midcap Earnings Fund ETF	28,701
5,000	WisdomTree Smallcap Dividend Index Fund ETF	376,050
300	WisdomTree Smallcap Earnings Fund ETF	25,482

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $907,378) - 47.79%		$ 1,394,429

OPEN-END MUTUAL FUNDS - 41.38%

13,655	Columbia Acorn Fund Class-Z *	$ 252,348
3,982	Franklin MicroCap Value Fund Class-A *	130,226
1,300	Hancock Horizon Burkenroad Small Cap Fund Class-D *	75,010
12,136	The Aberdeen Small Cap Fund Class-A *	361,892
3,034	Touchstone Small Cap Core Fund Class-Y *	49,879
51,160	Wasatch Smallcap Value Fund *	338,166

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $890,755) - 41.38%		$ 1,207,521

REAL ESTATE INVESTMENT TRUSTS - 1.67%
500	Eastgroup Properties, Inc.	36,780
500	One Liberties Properties, Inc.	12,080

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $30,845) - 1.67%		$ 48,860

SHORT TERM INVESTMENTS - 4.63%
134,971	Federated Prime Obligations Fund-Institutional Shares 0.42% ** (Cost $134,971)	134,971

TOTAL INVESTMENTS (Cost $2,043,169) *** - 98.67		2,879,234

OTHER ASSETS LESS LIABILITIES - 1.33%		38,791

NET ASSETS - 100.00%		$ 2,918,025

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

*** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,043,169 amounted to $836,063, which consisted of aggregate gross unrealized appreciation of $868,118 and aggregate gross unrealized depreciation of $32,055.

NOTES TO FINANCIAL STATEMENTS
Staar Smaller Company Stock Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,043,169 amounted to $836,063, which consisted of aggregate gross unrealized appreciation of $868,118 and aggregate gross unrealized depreciation of $32,055.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$93,453	$0	$0	$93,453
Exchange Traded Funds	$1,394,429	$0	$0	$1,394,429
REITS	$48,860	$0	$0	$48,860
Mutual Funds	$1,207,521	$0	$0	$1,207,521
Cash Equivalents	$134,971	$0	$0	$134,971
Total	$2,879,234	$0	$0	$2,879,234

	Staar International Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 2.07%

Beverages - 1.24%
200	Diageo Plc ADR	$ 23,208

Petroleum Refining - 0.18%
200	Statoil ASA ADR	3,360

Services-Business Services - 0.65%
100	Accenture International Equity Fund *	12,217

TOTAL FOR COMMON STOCK (Cost $28,151) - 2.07%		$ 38,785

EXCHANGE TRADED FUNDS - 30.41%

800	Builders Emerging Markets 50 ADR Index ETF	$ 27,868
3,000	DB X-Trackers MSCI EAFE Hedged Equity Fund *	79,140
5,000	First Trust Dorsey Wright International Focus 5 Index ETF	87,350
400	iShares MSCI Australia ETF *	8,360
400	iShares MSCI EAFE Index ETF *	23,652
500	iShares MSCI Switzerland Capped ETF *	15,275
500	ProShares Short MSCI EAFE ETF *	15,785
500	ProShares Short MSCI Emerging MT ETF *	11,925
700	Vanguard Global Ex-U.S. Real Estate ETF	39,319
500	WisdomTree India Earnings Fund ETF	10,810
1,000	WisdomTree International High Dividend Fund	38,245
1,100	WisdomTree International Dividend Top 100 Fund ETF	42,845
2,750	WisdomTree International Small Cap Dividend Fund ETF	168,768

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $550,764) - 30.41%		$ 569,342

OPEN-END MUTUAL FUNDS - 59.94%
4,550	American Europacific Growth Fund Class-F-1 *	$ 215,955
2,123	Calamos International Growth Class-A *	36,728
4,013	Harbor International Institutional Class *	249,843
3,000	Putnam International Capital Opportunity Fund Class-A *	104,190
6,819	Saturna Sextant International *	103,849
17,508	T. Rowe Price International Growth & Income Fund *	236,885
6,076	Templeton Developing Markets Fund Class-A	101,044
5,549	The Aberdeen International Equity Fund Institutional Service Class *	73,799

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $755,172) - 59.94%		$ 1,122,293

SHORT TERM INVESTMENTS - 6.56%
122,824	Federated Prime Obligations Fund-Institutional Shares 0.42% ** (Cost $122,824)	122,824

TOTAL INVESTMENTS (Cost $1,456,908) *** -98.98%		1,853,244

OTHER ASSETS LESS LIABILITIES - 1.02%		19,125

NET ASSETS - 100.00%		$ 1,872,369

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

*** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,456,9083 amounted to $396,336, which consisted of aggregate gross unrealized appreciation of $407,436 and aggregate gross unrealized depreciation of $11,100.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar International Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,456,9083 amounted to $396,336, which consisted of aggregate gross unrealized appreciation of $407,436 and aggregate gross unrealized depreciation of $11,100.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$38,785	$0	$0	$38,785
Exchange Traded Funds	$569,342	$0	$0	$569,342
Mutual Funds	$1,122,293	$0	$0	$1,122,293
Cash Equivalents	$122,824	$0	$0	$122,824
Total	$1,853,244	$0	$0	$1,853,244

	Staar Alternative Categories Fund
	Schedule of Investments
	September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCK - 16.81%

Beverages - 1.06%
250	Diageo Plc ADR	$ 29,010

Communication Services, NEC - 0.45%
300	AT&T, Inc.	12,183

Electric Services - 2.26%
900	PPL Corp.	31,113
600	Southern Co.	30,780
		61,893
Electronic Computers - 0.83%
200	Apple, Inc.	22,610

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 1.54%
750	V.F. Corp.	42,038

Miscellaneous Food Preparation - 1.51%
4,400	Inventure Foods, Inc. *	41,360

National Commercial Banks - 0.36%
1,000	Huntington Bancshares, Inc.	9,860

Perfumes, Cosmetics & Other Toilet Preparations - 0.48%
900	United Guardian, Inc. *	13,201

Petroleum Refining - 0.80%
250	Exxon Mobil Corp.	21,820

Pharmaceutical Preparations - 2.22%
400	Bristol Myers Squibb Co.	21,568
200	Johnson & Johnson	23,626
300	Zoetis, Inc.	15,603
		60,797
Retail-Eating Places - 0.53%
600	Fiesta Restaurant Group, Inc. *	14,400

Retail-Variety Stores - 0.84%
150	Costco Wholesale Corp.	22,877

Services-Business Services, NEC - 0.67%
150	Accenture Plc. Class-A *	18,325

Services-Computer Processing - 0.75%
5,000	Zix Corp. *	20,500

Services-Computer Programming - 0.57%
20	Alphabet, Inc. *	15,546

State Commercial Banks - 0.75%
300	Northern Trust Corp.	20,397

Telephone Communications - 1.20%
1,000	Fusion Telecommunications International, Inc. *	1,650
600	Verizon Communications, Inc.	31,188
		32,838

TOTAL FOR COMMON STOCK (Cost $369,781) - 16.81%		$ 459,655

EXCHANGE TRADED FUNDS - 35.85%

300	Builders Emerging Markets 50 ADR Index Fund ETF	$ 10,450
1,050	Consumer Staples Select SPDR ETF	55,871
400	DB X-Trackers MSCI EAFE Hedged Equity Fund ETF *	10,552
1,500	First Trust Dorsey Wright International Focus 5 ETF	26,205
350	iShares Global Healthcare ETF *	35,259
550	iShares MicroCap Index Fund ETF	42,905
250	iShares MSCI EAFE Index ETF *	14,783
100	iShares NASDAQ Biotechnology ETF	28,946
300	iShares North American Natural Resources ETF	10,338
150	iShares Russell 2000 ETF	18,632
1,100	iShares Russell Midcap Growth ETF	107,107
600	iShares S&P Global Technology Sector Fund ETF *	66,426
200	iShares S&P Global Infrastructure ETF *	8,312
600	iShares S&P Smallcap 600 Growth Fund ETF	82,272
200	iShares US Healthcare ETF	30,042
400	iShares US Medical Devices ETF	58,156
500	iShares US Technology ETF	59,500
900	PowerShares Global Water Portfolio ETF	20,043
100	PowerShares QQQ ETF	11,872
1,000	ProShares S&P500 Dividend Aristocrats ETF	54,330
200	ProShares Short MSCI EAFE ETF *	6,314
200	ProShares Short MSCI Emerging MT ETF *	4,770
100	ProShares Short Russell 2000 ETF *	5,377
200	ProShares Short S&P500 ETF *	7,614
500	PureFunds ISE Cyber Security ETF *	13,950
50	SPDR Gold Shares ETF *	6,282
600	Vanguard REIT Index ETF	52,044
200	WisdomTree India Earnings Fund ETF	4,324
600	WisdomTree International Small Cap Dividend Fund ETF	36,822
400	WisdomTree Midcap Earnings Fund ETF	38,268
700	WisdomTree SmallCap Dividend ETF	52,647

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $708,310) - 35.85%		$ 980,413

OPEN-END MUTUAL FUNDS - 31.68%

1,195	American Smallcap World Fund Class-F-1 *	$ 55,844
5,350	Franklin Mutual Global Discovery Fund Class-A	161,041
3,867	Franklin Natural Resources Fund Class-A *	99,918
10,203	Live Oak Health Sciences Fund	198,049
2,667	Matthews Asian Growth & Income Fund *	46,841
1,761	Vanguard Energy Fund *	91,272
1,026	Vanguard Health Care Fund *	213,393

TOTAL FOR OPEN-END MUTUAL FUNDS (Cost $505,755) - 31.68%		$ 866,358

REAL ESTATE INVESTMENT TRUSTS - 4.02%
350	American Tower Corp.	$ 39,665
560	Eastgroup Properties, Inc.	41,194
700	HCP, Inc.	26,565
100	One Liberties Properties, Inc.	2,416

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $82,082) - 4.02%		$ 109,840

SHORT TERM INVESTMENTS - 10.62%
290,450	Federated Prime Obligations Fund-Institutional Shares 0.42%** (Cost $290,450)	290,450

TOTAL INVESTMENTS (Cost $1,956,378) - 98.97%		$ 2,706,716

OTHER ASSETS LESS LIABILITIES - 1.03%		28,090

NET ASSETS - 100.00%		$ 2,734,806

* Non-income producing securities for the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

*** At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,956,378 amounted to $750,331, which consisted of aggregate gross unrealized appreciation of $780,102 and aggregate gross unrealized depreciation of $29,771.

ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Staar Alternative Categories Fund
1. SECURITY TRANSACTIONS

At September 30, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,956,378 amounted to $750,331, which consisted of aggregate gross unrealized appreciation of $780,102 and aggregate gross unrealized depreciation of $29,771.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$459,655	$0	$0	$459,655
Exchange Traded Funds	$980,413	$0	$0	$980,413
REITS	$109,840	$0	$0	$109,840
Mutual Funds	$866,358	$0	$0	$866,358
Cash Equivalents	$290,450	$0	$0	$290,450
Total	$2,706,716	$0	$0	$2,706,716

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The STAAR Investment Trust

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Andre Weisbrod

J. Andre Weisbrod,

Chief Financial Officer

SIGNATURES

The STAAR Investment Trust

(Registrant)

Date: November 25, 2016

The STAAR Investment Trust

(Registrant)

Date: November 25, 2016